Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue Disaggregation
Revenues	¥ 27,009,779	$ 4,238,424	¥ 9,456,609	¥ 284,367
Vehicle sales
Revenue Disaggregation
Revenues	26,128,469	4,100,127	9,282,703	280,967
Other sales and services
Revenue Disaggregation
Revenues	¥ 881,310	$ 138,297	¥ 173,906	¥ 3,400